Stock-Based Compensation, U.S. Cellular, Overview and Valuation model (Details) - U.S. Cellular - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
U.S. Cellular Long-Term Incentive Plans
Stock-based compensation, overview
Description of awards	Under the U.S. Cellular Long-Term Incentive Plans, U.S. Cellular may grant fixed and performance based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees. At December 31, 2017, the only types of awards outstanding are fixed non-qualified stock option awards, restricted stock unit awards, performance share awards and deferred compensation stock unit awards.
U.S. Cellular Long-Term Incentive Plans | Stock Options | Minimum
Stock-based compensation, overview
Stock options expiration date	Apr. 01, 2018
U.S. Cellular Long-Term Incentive Plans | Stock Options | Maximum
Stock-based compensation, overview
Stock options expiration date	Apr. 01, 2026
U.S. Cellular Long-Term Incentive Plans | Deferred Compensation Stock Units
Stock-based compensation, overview
Description of awards	Certain U.S. Cellular employees may elect to defer receipt of all or a portion of their annual bonuses and to receive a company matching contribution on the amount deferred. All bonus compensation that is deferred by employees electing to participate is immediately vested and is deemed to be invested in U.S. Cellular Common Share stock units. The amount of U.S. Cellular’s matching contribution depends on the portion of the annual bonus that is deferred. Participants receive a 25% match for amounts deferred up to 50% of their total annual bonus and a 33% match for amounts that exceed 50% of their total annual bonus; such matching contributions also are deemed to be invested in U.S. Cellular Common Share stock units and vest over three years.
U.S. Cellular Common Shares | U.S. Cellular Long-Term Incentive Plans
Stock-based compensation, overview
Shares reserved	14,449,000
U.S. Cellular Common Shares | U.S. Cellular Long-Term Incentive Plans | Stock Options
Black Scholes valuation model assumptions
Expected life		4 years 8 months	4 years 7 months
Expected annual volatility rate		30.50%	30.10%
Dividend yield		0.00%	0.00%
Risk-free interest rate		1.20%	1.20%
Risk-free interest rate, minimum			1.20%
Estimated annual forfeiture rate		9.40%	9.70%
U.S. Cellular Common Shares | Non-Employee Directors' Plan
Stock-based compensation, overview
Shares reserved	154,000